Operating lease (Details) - Schedule of Future Minimum Lease Payments - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Lease Payments [Abstract]
2024		$ 67,384	$ 161,721
2025			67,384
Thereafter
Total lease payment		148,245	229,105
Less: Imputed interest		(8,182)	(18,616)
Operating lease liability		140,063	210,489
Operating lease lability – current	$ 140,063	140,063	145,000	$ 110,616
Operating lease lability – non-current			$ 65,489	$ 172,601